Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Long-Short Fund

Classes A, C, I

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the third paragraph under the Average Annual Total Returns' table in the Performance section on Page 15 is replaced with the following:

Effective June 30, 2013, the Fund's secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund's secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund's new secondary benchmark was selected as its use is more accurately representative of the Fund's net investment exposure over more recent periods. Prior to June 30, 2013, the Fund's secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns' table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%

DIAMOND HILL FUNDS

Diamond Hill Long-Short Fund

Class Y

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the fourth paragraph under the Average Annual Total Returns' table in the Performance section on Page 17 is replaced with the following:

Effective June 30, 2013, the Fund's secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund's secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund's new secondary benchmark was selected as its use is more accurately representative of the Fund's net investment exposure over more recent periods. Prior to June 30, 2013, the Fund's secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns' table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%

Class A, C and I Shares | Diamond Hill Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Long-Short Fund

Classes A, C, I

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the third paragraph under the Average Annual Total Returns' table in the Performance section on Page 15 is replaced with the following:

Effective June 30, 2013, the Fund's secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund's secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund's new secondary benchmark was selected as its use is more accurately representative of the Fund's net investment exposure over more recent periods. Prior to June 30, 2013, the Fund's secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns' table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%

Class Y Shares | Diamond Hill Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf_SupplementTextBlock

DIAMOND HILL FUNDS

Diamond Hill Long-Short Fund

Class Y

Supplement Dated June 30, 2013 to Prospectus Dated February 28, 2013

Effective June 30, 2013, for the Diamond Hill Long-Short Fund, the fourth paragraph under the Average Annual Total Returns' table in the Performance section on Page 17 is replaced with the following:

Effective June 30, 2013, the Fund's secondary benchmark is the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The Fund's secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. The Fund's new secondary benchmark was selected as its use is more accurately representative of the Fund's net investment exposure over more recent periods. Prior to June 30, 2013, the Fund's secondary benchmark was the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index.

Additionally, the performance information stated in the Average Annual Total Returns' table for the 50% Russell 1000 Index/50% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index is deleted and replaced with the following performance information for the 60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index:

	1 Year	5 Year	10 Year
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	9.75%	1.79%	5.45%